UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/04

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           -----------------------------------------------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-5227
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2729
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number      Name

        28-____________      ________________________________________
        [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $ 514,211
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number    Name

     ____     28-____________         _________________________

     [Repeat as necessary.]

     None

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
APRIA HEALTHCARE GROUP INC     COM              037933108    15712  576600 SH       SOLE              576600      0    0
ASHLAND INC                    COM              044204105     2804   50000 SH       SOLE               50000      0    0
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     6030  330400 SH       SOLE              330400      0    0
COCA COLA ENTERPRISES INC      COM              191219104    22003 1164200 SH       SOLE             1164200      0    0
CAREER EDUCATION CORP          COM              141665109    15722  553000 SH       SOLE              553000      0    0
CKE RESTAURANTS INC            COM              12561E105     4240  383700 SH       SOLE              383700      0    0
CONSOL ENERGY INC              COM              20854P109    24479  701600 SH       SOLE              701600      0    0
DRESS BARN INC                 COM              261570105     4495  257600 SH       SOLE              257600      0    0
DELTA & PINE LD CO             COM              247357106    10037  375200 SH       SOLE              375200      0    0
DYCOM INDS INC                 COM              267475101     2794   98400 SH       SOLE               98400      0    0
ELN PLC                        ADR              284131208    18954  810000 SH       SOLE              810000      0    0
EXELON CORP                    COM              30161N101     7338  200000 SH       SOLE              200000      0    0
GENESCO INC                    COM              371532102    17631  748665 SH       SOLE              748665      0    0
GAYLORD ENTMT CO NEW           COM              367905106    11300  364500 SH       SOLE              364500      0    0
GENESIS HEALTHCARE CORP        COM              37184D101    25481  837922 SH       SOLE              837922      0    0
GENELABS TECHNOLOGIES INC      COM              368706107     4361 1670788 SH       SOLE             1670788      0    0
GAP INC DEL                    COM              364760108    18896 1010500 SH       SOLE             1010500      0    0
NORDSTROM INC                  COM              655664100    32512  850200 SH       SOLE              850200      0    0
LIONS GATE ENTMNT CORP         COM NEW          535919203     6314  725700 SH       SOLE              725700      0    0
MASSEY ENERGY CORP             COM              576206106     7233  250000 SH       SOLE              250000      0    0
MGM MIRAGE                     COM              552953101    35093  706800 SH       SOLE              706800      0    0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207    12536  342900 SH       SOLE              342900      0    0
MINE SAFETY ALLPIANCES CO      COM              602720104     5868  144100 SH       SOLE              144100      0    0
NORANDA INC                    COM              655422103     4689  268700 SH       SOLE              268700      0    0
OWENS ILL INC                  COM NEW          690748403     9176  573500 SH       SOLE              573500      0    0
PENN NATL GAMING INC           COM              707569109     8706  215500 SH       SOLE              215500      0    0
PLAYTEX PRODS INC              COM              72813P100     3185  505500 SH       SOLE              505500      0    0
SHIRE PHARMACEUTICALS GRP PL   SPONSORED ADR    82481R106     8628  301154 SH       SOLE              301154      0    0
TOYS R US INC                  COM              892335100    56592 3190054 SH       SOLE             3190054      0    0
TRINITY INDS INC               COM              896522109     4167  133700 SH       SOLE              133700      0    0
TXU CORP                       COM              873168108    40722  849800 SH       SOLE              849800      0    0
TYCO INTL LTD NEW              COM              902124106    54982 1793271 SH       SOLE             1793271      0    0
WELLCHOICE INC                 COM              949475107    11199  300000 SH       SOLE              300000      0    0
WET SEAL INC                   CL A             961840105      332  200000 SH       SOLE              200000      0    0


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